Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	5,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	874,813,050	376,335,802	103,573,795
Ordinary shares, shares outstanding	874,813,050	376,335,802	103,573,795
NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01